EMPLOYEE BENEFIT PLANS (Details 19) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of employee benefit plans [Line Items]
Effect on DBO Decrease	$ 27
Colombia [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	6.90%	6.60%
Salary rate Value	5.70%	7.00%
Discount rate [Member] | Other long term benefits [Member] | Colombia [Member]
Disclosure of employee benefit plans [Line Items]
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ (11,938)
Effect on DBO Decrease	$ 12,762
Discount rate [Member] | Other long term benefits [Member] | Colombia [Member] | Increase [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	7.40%
Discount rate [Member] | Other long term benefits [Member] | Colombia [Member] | Decrease [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	6.40%
Salary Level [Member] | Other long term benefits [Member] | Colombia [Member]
Disclosure of employee benefit plans [Line Items]
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ 12,800
Effect on DBO Decrease	$ (12,084)
Salary Level [Member] | Other long term benefits [Member] | Colombia [Member] | Increase [Member]
Disclosure of employee benefit plans [Line Items]
Salary rate Value	6.50%
Salary Level [Member] | Other long term benefits [Member] | Colombia [Member] | Decrease [Member]
Disclosure of employee benefit plans [Line Items]
Salary rate Value	5.50%